EQUITY-BASED COMPENSATION - Summary of the Company's Plans, Entities and Awards Authorized (Detail)	Dec. 31, 2020 shares
Management Awards | Profit Units and Phantom Units [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total Units Authorized	365,712,946
SCP Awards | Profit Units and Phantom Units [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total Units Authorized	16,808,999
WME Holdco Awards | Membership Units, Profit Units and Phantom Units [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total Units Authorized	665,247,103
WME Holdco Awards | Membership Units [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total Units Authorized	8,020,278
UFC Management Awards | Profit Units and Phantom Units [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total Units Authorized	357,290